Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0001823255
Registrant Name	MAYFAIR GOLD CORP.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES